Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2014
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$2,750	$65	5.69	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	272	6	7.76	5,748	315	1.94
Receive fixed/pay floating swaps	250	–	.16	–	–	–
Net investment hedges
Foreign exchange forward contracts	1,047	31	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	4,839	45	.07	60	–	.08
Sell	448	10	.13	6,713	62	.09
Options
Purchased	2,500	–	.06	–	–	–
Written	2,643	31	.08	4	–	.11
Receive fixed/pay floating swaps	3,552	14	10.22	250	1	10.22
Pay fixed/receive floating swaps	15	–	10.22	–	–	–
Foreign exchange forward contracts	510	3	.03	6,176	41	.02
Equity contracts	86	3	.60	–	–	–
Credit contracts	1,247	3	3.29	2,282	5	2.85
Other(a)	58	4	.03	390	48	3.20
Total	$20,217	$215		$21,623	$472
December 31, 2013
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$22	2.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	772	26	6.25	4,288	498	2.46
Receive fixed/pay floating swaps	7,000	26	.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	–	–	–	1,056	4	.04
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,310	9	.07	1,025	7	.06
Sell	5,234	58	.08	346	4	.17
Options
Purchased	2,300	–	.07	–	–	–
Written	1,902	17	.07	2	–	.08
Receive fixed/pay floating swaps	–	–	–	3,540	56	10.22
Foreign exchange forward contracts	6,813	24	.02	2,121	4	.02
Equity contracts	79	3	1.62	–	–	–
Credit contracts	1,209	4	4.04	2,352	7	3.08
Total	$28,119	$189		$14,730	$580
(a)	Includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $58 million at December 31, 2014, and derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $332 million, $44 million and 3.75 years at December 31, 2014, respectively.

Customer-Related Derivative Positions of Company
The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2014
Interest rate contracts
Receive fixed/pay floating swaps	$21,724	$888	6.09	$5,880	$24	3.79
Pay fixed/receive floating swaps	4,622	26	3.27	21,821	892	6.08
Options
Purchased	4,409	10	3.79	24	–	2.42
Written	24	–	2.42	4,375	10	3.79
Futures
Buy	1,811	–	.22	226	–	.45
Sell	152	–	1.08	46	–	1.73
Foreign exchange rate contracts
Forwards, spots and swaps	17,062	890	.52	14,645	752	.59
Options
Purchased	976	39	.44	–	–	–
Written	–	–	–	976	39	.44

Total	$50,780	$1,853		$47,993	$1,717

December 31, 2013
Interest rate contracts
Receive fixed/pay floating swaps	$11,717	$600	5.11	$7,291	$106	5.57
Pay fixed/receive floating swaps	6,746	114	6.03	12,361	560	4.90
Options
Purchased	3,489	33	4.53	–	–	–
Written	–	–	–	3,489	33	4.53
Foreign exchange rate contracts
Forwards, spots and swaps	10,970	457	.59	9,975	427	.62
Options
Purchased	364	11	.53	–	–	–
Written	–	–	–	364	11	.53

Total	$33,286	$1,215		$33,480	$1,137

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2014	2013	2012	2014	2013	2012
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts(a)	$(26)	$25	$(46)	$(115)	$(118)	$(131)
Net investment hedges
Foreign exchange forward contracts	130	(45)	(19)	–	–	–
Non-derivative debt instruments	–	–	20	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2014, 2013 and 2012.

(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2014	2013	2012
Asset and Liability Management Positions
Fair value hedges(a)
Interest rate contracts	Other noninterest income	$29	$(9)	$3
Foreign exchange cross-currency swaps	Other noninterest income	–	–	42
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	(122)	615	437
Purchased and written options	Mortgage banking revenue	287	243	854
Receive fixed/pay floating swaps	Mortgage banking revenue	384	(322)	175
Foreign exchange forward contracts	Commercial products revenue	(29)	49	(63)
Equity contracts	Compensation expense	2	2	2
Credit contracts	Other noninterest income/expense	–	6	(8)
Other	Other noninterest income/expense	(43)	–	–
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	686	(361)	(118)
Pay fixed/receive floating swaps	Other noninterest income	(652)	378	124
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	66	51	50
Purchased and written options	Commercial products revenue	1	–	–

(a)	Gains (Losses) on items hedged by interest rate contracts included in noninterest income (expense), were $(27) million, $8 million and $(3) million for the years ended December 31, 2014, 2013 and 2012, respectively. Gains (Losses) on items hedged by foreign exchange forward contracts included in noninterest income (expense), were $(44) million for the year ended December 31, 2012. The ineffective portion was immaterial for the years ended December 31, 2014, 2013 and 2012.